Business Combinations	9 Months Ended
Sep. 30, 2019
Business Combinations [Abstract]
Business Combinations

3. Business Combinations

Diabeto Inc.

In August 2017, we acquired all of the issued and outstanding shares of Diabeto Inc. (“Diabeto”), a privately-held, New Jersey-based entity, and assumed all of Diabeto’s employees. Diabeto uses mobile and web technologies to connect care givers and patients with chronic conditions. The total purchase consideration was $2.6 million in cash, of which $0.6 million was paid in 2017 and $2.0 million was paid in 2018.

We have accounted for this acquisition as a business combination. The acquisition method requires, among other things, that assets acquired and liabilities assumed in a business combination be recognized at their fair values as of the acquisition date. The fair values of the assets acquired and liabilities assumed by major class were recognized as follows:

Amount
(in thousands)
Cash	$1
Property and equipment	3
Acquired intangible assets	178
Liabilities assumed	(69)
Goodwill	2,486

Total purchase consideration	$2,599

The acquired intangible assets are comprised of $0.2 million related to developed technology which is amortized over five years and $8,000 related to trade name which is amortized over three years.

Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired. Goodwill is primarily attributable to expected post-acquisition synergies from integrating Diabeto’s assembled workforce and developed technology into our product offerings and cross-selling opportunities. Goodwill recorded is not deductible for income tax purposes.

Retrofit Inc.

In April 2018, we acquired all of the issued and outstanding shares of Retrofit Inc. (“Retrofit”), a privately-held, Illinois-based entity, and a leading provider of weight-management and disease-prevention programs, through a share purchase agreement (the “Retrofit Purchase Agreement”) in exchange for cash consideration (the “Retrofit Acquisition”). The Retrofit Acquisition provides us with an evidence-based diabetes prevention program that enhances our data science capabilities and our expertise in holistic weight management including nutrition, exercise and mindset.

The total consideration transferred as part of the Retrofit Acquisition consisted of a cash payment on the closing date, adjusted for customary closing adjustments, of $12.4 million. Upon the close of the Retrofit Acquisition, as part of the Retrofit Purchase Agreement, we placed in escrow an earn-out consideration of $7.0 million held by a third-party escrow agent to be released to the former stockholders of Retrofit contingent upon achieving future qualified member targets as determined on December 31, 2018, 2019, and 2020 (the “Retrofit Contingent Consideration”). We recorded a corresponding escrow asset of $7.0 million on our consolidated balance sheet. We estimated the fair value of the Retrofit Contingent Consideration to be $6.2 million as of the acquisition date using a Monte Carlo simulation model, which together with the cash consideration resulted in total purchase consideration of $18.6 million. The Retrofit Contingent Consideration is subject to remeasurement at each reporting date until the payments are released from escrow, with the remeasurement adjustment reported in our consolidated statements of operations. On December 31, 2018, we subsequently reduced the fair value of the Retrofit Contingent Consideration to $5.0 million, with the change in fair value of $1.2 million recorded in our consolidated statements of operations. During the nine months ended September 30, 2019 (unaudited), the fair value of the Retrofit Contingent Consideration was further reduced and we recorded a benefit of $0.6 million within the change in fair value of contingent consideration on our consolidated statement of operations. In April 2019, we released $1.8 million from the escrow deposit, of which $1.3 million was paid to the former stockholders of Retrofit. As of September 30, 2019 (unaudited), the remaining Retrofit Contingent Consideration was $3.1 million.

Additionally, we recognized $0.3 million of acquisition-related costs as general and administrative expense in our consolidated statements of operations during the year ended December 31, 2018.

The purchase consideration of $18.6 million was allocated as follows:

Amount
(in thousands)
Cash and cash equivalents	$87
Accounts receivable	409
Inventories	56
Prepaid expenses and other current assets	124
Property and equipment	52
Intangible assets	5,580

Total assets acquired	$6,308

Accounts payable	$366
Accrued expenses and other liabilities	394
Deferred revenue	212

Total liabilities assumed	$972

Goodwill	$13,223

Total purchase consideration	$18,559

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Useful Life
	(in thousands)	(years)
Customer relationships	$3,890	10.0
Developed technology	1,650	5.0
Trade name	40	2.0

Total	$5,580

The fair value assigned to developed technology and trade name was determined using a relief from royalty method, where the owner of the asset realizes a benefit from owning the intangible asset rather than paying a rental or royalty rate for use of the asset. The fair value of customer relationships was determined using the multi-period excess earnings method, which estimates the revenue and cash flows derived from the asset and then deducts portions of the cash flows that can be attributed to supporting assets otherwise recognized.

Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill is primarily attributable to expected post-acquisition synergies from integrating Retrofit’s assembled workforce and developed technology into our product offerings and cross-selling opportunities. Goodwill recorded is not deductible for income tax purposes.

Revenue and net loss of Retrofit included in our consolidated statement of operations for the year ended December 31, 2018 was $2.8 million and $3.2 million, respectively.

Unaudited Pro Forma Financial Information

The following unaudited pro forma information presents the combined results of operations as if the Retrofit Acquisition had been completed on January 1, 2017, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) interest expense related to the legacy debt of Retrofit that was not acquired; (ii) amortization of the acquired intangible assets; (iii) recognition of post-acquisition stock-based compensation expense; (iv) the inclusion of acquisition-related costs as of the earliest period presented; and (v) the associated tax impact of the acquisitions and these unaudited pro forma adjustments. The results of operations of Diabeto are not material and, therefore, are not reflected in the unaudited pro forma results.

	December 31,
	2017	2018
	(unaudited) (in thousands)
Revenue	$34,261	$69,939
Net loss	$(21,621)	$(35,002)

myStrength, Inc.

In February 2019, we acquired all of the issued and outstanding shares of myStrength, Inc. (“myStrength”), a privately-held entity based in Denver, Colorado, and a leading provider of digital behavioral health solutions through an agreement and plan of merger (the “myStrength Purchase Agreement”) in exchange for cash consideration (the “myStrength Acquisition”). The myStrength Acquisition will enable us to more fully address the health of the whole person by bringing behavioral health conditions including depression, anxiety, stress, substance use disorder, chronic pain, opioid addiction and recovery, and insomnia to our Applied Health Signals solution.

The total consideration for the myStrength Acquisition was $30.1 million in cash, subject to a closing adjustment of $0.1 million. As part of the myStrength Purchase Agreement, we are obligated to pay an earn-out consideration up to $5.0 million contingent upon satisfying future milestones for the year ending December 31, 2019 (the “myStrength Contingent Consideration”). We estimated the fair value of the myStrength Contingent Consideration to be $3.3 million as of the acquisition date using a Monte Carlo simulation model, which together with the cash consideration, resulted in total purchase consideration of $33.5 million. The myStrength Contingent Consideration is subject to remeasurement at each reporting date until the payments are made, with the remeasurement adjustment reported in our consolidated statements of operations. We subsequently increased the fair value of the myStrength Contingent Consideration to $4.9 million as of September 30, 2019 (unaudited), and recorded an expense of $1.6 million in our consolidated statements of operations for the nine months ended September 30, 2019 (unaudited).

The purchase consideration of $33.5 million was allocated as follows:

Amount
(unaudited) (in thousands)
Cash and cash equivalents	$2,643
Accounts receivable	1,337
Other current assets	140
Property and equipment	114
Intangible assets	13,900
Other assets	34

Total assets acquired	$18,168

Accounts payable	$173
Accrued expenses and other liabilities	1,787
Deferred revenue	1,400
Deferred tax liability, net	1,396

Total liabilities assumed	$4,756

Goodwill	$20,085

Total purchase consideration	$33,497

The following table sets forth the components of identifiable intangible assets acquired and their estimated useful lives as of the acquisition date:

	Cost	Useful Life
	(unaudited)
	(in thousands)	(years)
Customer relationships	$4,300	7.0
Developed technology	9,200	7.0
Trade name	400	5.0

Total	$13,900

The estimated fair values of the intangible assets acquired were determined based on the income approach to measure the fair value of the trade name, customer relationships, and developed technology. These fair value measurements were based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy.

Additionally, during the year ended December 31, 2018 and the nine months ended September 30, 2019, we incurred a total of $0.3 million (unaudited) of acquisition-related costs as a result of the myStrength acquisition.

Goodwill represents the excess of the purchase consideration over the estimated acquisition date fair value of the net tangible and intangible assets acquired and liabilities assumed. Goodwill is primarily attributable to expected post-acquisition synergies from integrating myStrength’s assembled workforce and developed technology into our product offerings and cross-selling opportunities. Goodwill recorded is not deductible for income tax purposes.

Revenue and net loss of myStrength have been included in our consolidated statement of operations for the nine months ended September 30, 2019 (unaudited) from the close of the acquisition.

Unaudited Pro Forma Financial Information

The following unaudited pro forma information presents the combined results of operations as if the myStrength Acquisition had been completed on January 1, 2018, the beginning of the comparable prior annual reporting period. The unaudited pro forma results include adjustments primarily related to the following: (i) interest expense related to the legacy debt of myStrength that was not acquired; (ii) amortization of the acquired intangible assets; (iii) fair value adjustment for deferred revenue; (iv) the inclusion of acquisition-related costs as of the earliest period presented; and (v) the associated tax impact of the acquisitions and these unaudited pro forma adjustments.

	Nine Months Ended September 30,
	2018	2019
	(unaudited)
	(in thousands)
Revenue	$50,034	$120,202
Net loss	$(25,219)	$(47,580)